LONG TERM INVESTMENTS - Available for sale investments - (Details)	1 Months Ended				12 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Jul. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Securities, Available-for-sale
Long term available for sale investments					$ 3,980,806	$ 932,251
Unrealized gain on availableforsale investments						262,857
Beijing Yingxin Network Technology Co., LTD ("Yingxin")
Debt Securities, Available-for-sale
Long term available for sale investments					753,496	762,955
Percentage of equity interest acquired	2.91%	2.91%
Purchase consideration	¥ 3,000,000	$ 461,092
Unrealized gain on availableforsale investments					0	326,623	$ 0
Beijing Smart Zhenzhi Technology Co., LTD ("Zhenzhi")
Debt Securities, Available-for-sale
Long term available for sale investments					167,197	169,296
Percentage of equity interest acquired			3.33%	3.33%
Purchase consideration			¥ 1,000,000	$ 153,697
Unrealized gain on availableforsale investments					0	$ 23,853	$ 0
Alphalion Technology Holding Limited ("Alphalion")
Debt Securities, Available-for-sale
Long term available for sale investments					$ 3,060,113
Percentage of equity interest acquired					25.00%